Note 11 - Debt (Details) - Long-term Debt - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Current portion of long term debt	$ 2,013	$ 1,412
Long term debt	19,687	18,007
Total	25,550
Alpha Bank of Greece [Member]
Debt Instrument [Line Items]
Current portion of long term debt		1,412
Long term debt		18,007
Total		$ 19,419
ABN Bank [Member]
Debt Instrument [Line Items]
Current portion of long term debt	2,013
Long term debt	19,687
Total	$ 21,700